Going Concern	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 6 – GOING CONCERN

The Company concluded that due to the change in management and revival of the entity, these conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date the financial statements are issued.

Management intends to identify potential merger candidates to provide operating revenues and profitability. Our ability to effectively identify, develop and implement a viable plan for our business may be hindered by risks and uncertainties which are beyond our control, including without limitation, the continued negative effects of the coronavirus pandemic on the U.S. and global economies. Even though management believes this plan will allow the Company to continue as a going concern, there are no guarantees to the successful execution of this plan.

These financial statements of the Company have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business over a reasonable period of time.

Impact of COVID-19

The COVID-19 pandemic has not had a material impact on the Company, particularly due to our lack of operations.

NOTE 6 – GOING CONCERN

The Company concluded that due to the change in management and revival of the entity, these conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date the financial statements are issued.

Management intends to identify potential merger candidates to provide operating revenues and profitability. Our ability to effectively identify, develop and implement a viable plan for our business may be hindered by risks and uncertainties which are beyond our control, including without limitation, the continued negative effects of the coronavirus pandemic on the U.S. and global economies. Even though management believes this plan will allow the Company to continue as a going concern, there are no guarantees to the successful execution of this plan.

These financial statements of the Company have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business over a reasonable period of time.

Impact of COVID-19

The COVID-19 pandemic has not had a material impact on the Company, particularly due to our lack of operations.